INTANGIBLE ASSETS - Cash Generating Units (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of information for cash-generating units [line items]
Intangible assets	$ 2,687	$ 2,948
Brazilian regulated gas transmission operation
Disclosure of information for cash-generating units [line items]
Intangible assets	2,645	2,903
U.K. regulated distribution operation
Disclosure of information for cash-generating units [line items]
Intangible assets	$ 42	$ 45